Preferred Stock	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Preferred Stock
16. Preferred Stock
In 2018, the Company’s certificate of incorporation was amended and restated to authorize the Company to issue 15,077,778 shares of $0.01 par value preferred stock. In 2019, the Company’s certificate of incorporation was amended and restated to authorize the Company to issue 17,744,445 shares of $0.01 par value preferred stock.
The Company has issued Series A convertible preferred stock (“Series A preferred stock”), Series B convertible preferred stock (“Series B preferred stock”) and Series C convertible preferred stock (“Series C preferred stock”), collectively, the “Preferred Stock.” The Company’s Preferred Stock is classified outside of stockholders’ deficit on the consolidated balance sheets because the holders of such shares have liquidation rights in the event of a deemed liquidation that, in certain situations, is not solely within the control of the Company and would require the redemption of the then-outstanding Preferred Stock. The Preferred Stock is not redeemable, except in the event of a deemed liquidation. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the convertible preferred stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values to the convertible preferred stock would be made only when a deemed liquidation event becomes probable.
Upon issuance of each class of Preferred Stock, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features. The Company also concluded that no beneficial conversion feature existed on the issuance date of each class of Preferred Stock.
In the year ended December 31, 2018, the Company issued and sold 4,411,048 shares of Series C preferred stock at a price of $65.00 per share for gross proceeds of $286,718. The Company incurred $6,274 of issuance costs in connection with the issuance of the Series C preferred stock. Additionally, the Company issued 1,115,934 shares of Series C preferred stock at a price of $65.00 per share in connection with the acquisition of Avizia (see Note 8).
In the year ended December 31, 2019, the Company issued and sold 628,719 shares of Series C preferred stock at a price of $75.00 per share for gross proceeds of $47,154. The Company incurred $1,318 of issuance costs in connection with the issuance of the Series C preferred stock. Additionally, the Company issued 456,667 shares of Series C preferred stock at a price of $75.00 per share in connection with the acquisition of Aligned (see Note 8).
As of each balance sheet date, Preferred Stock consisted of the following:

	December 31, 2018
	Preferred Shares Authorized	Preferred Share Issued	Preferred Share Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	3,200,000	3,178,650	3,130,077	$28,889	$50,176	27,544,675
Series B preferred stock	833,334	787,725	787,725	23,632	35,878	6,931,965
Series C preferred stock	11,044,444	9,009,747	9,009,747	523,192	450,372	79,285,678

	15,077,778	12,976,122	12,927,549	$575,713	$536,426	113,762,318

	December 31, 2019
	Preferred Shares Authorized	Preferred Share Issued	Preferred Share Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	3,200,000	3,178,650	3,130,077	$28,889	$51,741	27,544,675
Series B preferred stock	833,334	787,725	787,725	23,632	37,060	6,931,965
Series C preferred stock	13,711,111	10,095,133	10,095,133	603,278	519,648	88,837,063

	17,744,445	14,061,508	14,012,935	$655,799	$608,449	123,313,703

The holders of the Preferred Stock have the following rights and preferences:
Voting Rights
The holders of Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of Preferred Stock could convert on the record date for the determination of stockholders entitled to vote. In addition, the holders of the Preferred Stock, voting as a single class, and on an as converted to common stock basis, are entitled to elect one director of the Company. The holders of Preferred Stock, voting as a single class, and on an as converted to common stock basis, and the holders of common stock, voting as a separate class, are entitled to elect three directors of the Company. The holders of the common stock, voting as a separate class, are entitled to elect the remaining directors of the Company.
Dividends
The holders of the Preferred Stock are entitled to receive noncumulative dividends when, as and if declared by the board of directors. In addition, the holders of shares of Preferred Stock are entitled to participate pro rata on an as-converted-basis
on any dividends paid to the holders of common stock. The holders of the Series B preferred stock and Series C preferred stock, collectively (the “Senior Preferred Stock”) are entitled to participate pro rata (calculated as if such Senior Preferred stock and Series A preferred stock had converted to common stock) on any dividends paid to the holders of Series A preferred stock. No dividends have been declared through December 31, 2019.

Liquidation
In the event of a liquidation, voluntary or involuntary, dissolution or winding up of the Company or Deemed Liquidation Event (as defined below), the holders of the Senior Preferred Stock will be entitled to receive, on a pari passu
basis, (i) an amount per share equal to the applicable Original Issue Price plus (ii) any dividends declared but unpaid plus (iii) a non-compounding
five percent per annum dividend on the Original Issue Price for each share of Senior Preferred Stock from the date of original issuance. In the event that proceeds are not sufficient to permit payment in full to the holders of the Senior Preferred Stock, the proceeds will be ratably distributed among the holders of the Senior Preferred Stock.
After payments have been made in full to the holders of Senior Preferred Stock, then, to the extent available, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of Series A preferred stock. The holders of the Series A preferred stock will be entitled to receive (i) an amount per share equal to the applicable Original Issue Price plus (ii) any dividends declared but unpaid plus (iii) a non-compounding
five percent per annum dividend on the Original Issue Price for each share of Series A preferred stock from the date of original issuance. In the event that proceeds are not sufficient to permit payment in full to the holders of the Series A preferred stock, the proceeds will be ratably distributed among the holders of the Series A preferred stock.
After payments have been made in full to the holders of the Senior Preferred Stock and Series A preferred stock, then to the extent available, the holders of common stock are entitled to share ratably in the remaining assets of the Company.
Unless the holders of a majority of the Preferred Stock, voting together as a single class, on an as-converted
to common stock basis, elect otherwise, a Deemed Liquidation Event includes a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.
Conversion
Each share of Preferred Stock is convertible, at the option of the holder, at any time, or will automatically be converted into shares of common stock at the applicable conversion ratio then in effect (i) upon closing of a qualifying IPO at a price per share to the public of at least $6.82, subject to appropriate adjustments (described below), and with aggregate gross proceeds of at least $25,000 or (ii) upon the vote or written consent of the holders of a majority of the outstanding shares of Preferred Stock, voting together as a single class and on an as-converted
to common stock basis.
The conversion ratio of each series of preferred stock is determined by dividing the Original Issuance Price of each series by the applicable Conversion Price of each series. The Original Issue Price per share is $10.00 for Series A preferred stock, $30.00 for Series B preferred stock and $45.00 for Series C preferred stock, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Preferred Stock.
The Conversion Price is $1.14 for Series A, $3.41 for Series B and $5.11 for Series C preferred stock. The Conversion Price is subject to appropriate adjustment in the event of any deemed issuance of additional shares, stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. As of December 31, 2019, each outstanding share of Preferred Stock was convertible into common stock on a
8.8-for-one
basis.